Long-Term Loan from Related Party (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of composition
	December 31
	2021	2020
	in USD thousands
Loans from David Leb, Board member	1,102	1,062
Less - current maturities	(220)	-
Total long-term loans	882	1,062

Schedule of change during the year
	Year ended December 31
	2021	2020	2019
	in USD thousands
Beginning of year	1,062	1,024	1,000
Interest expenses	40	38	24
End of year	1,102	1,062	1,024